Note O - Fair Value of Financial Instruments - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities held to maturity	$ 12,404	$ 16,234
Reported Value Measurement [Member]
Cash and cash equivalents	52,356	71,180
Certificates of deposit in financial institutions	2,360	2,065
Securities available for sale	105,318	102,164
Securities held to maturity	12,033	15,816
Loans, net	766,502	770,324
Interest rate swap derivatives	465	101
Accrued interest receivable	2,564	2,638
Deposits	821,471	846,704
Other borrowed funds	33,991	39,713
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	465	101
Accrued interest payable	1,589	1,255
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	52,356	71,180
Certificates of deposit in financial institutions	2,360	2,065
Securities available for sale	105,318	102,164
Securities held to maturity	12,404	16,234
Loans, net	771,285	766,784
Interest rate swap derivatives	465	101
Accrued interest receivable	2,564	2,638
Deposits	822,544	845,414
Other borrowed funds	34,345	37,644
Subordinated debentures	6,275	7,054
Interest rate swap derivatives	465	101
Accrued interest payable	1,589	1,255
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	52,356	71,180
Certificates of deposit in financial institutions
Securities available for sale
Securities held to maturity
Loans, net
Interest rate swap derivatives
Accrued interest receivable
Deposits	222,607	237,821
Other borrowed funds
Subordinated debentures
Interest rate swap derivatives
Accrued interest payable	3	3
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions	2,360	2,065
Securities available for sale	105,318	102,164
Securities held to maturity	6,446	7,625
Loans, net
Interest rate swap derivatives	465	101
Accrued interest receivable	315	312
Deposits	599,937	607,593
Other borrowed funds	34,345	37,644
Subordinated debentures	6,275	7,054
Interest rate swap derivatives	465	101
Accrued interest payable	1,586	1,252
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions
Securities available for sale
Securities held to maturity	5,958	8,609
Loans, net	771,285	766,784
Interest rate swap derivatives
Accrued interest receivable	2,249	2,326
Deposits
Other borrowed funds
Subordinated debentures
Interest rate swap derivatives
Accrued interest payable